UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22980

 NAME OF REGISTRANT:                     Angel Oak Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory Black, c/o Angel Oak
                                         Capital Advisors, LLC
                                         3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Angel Oak Financials Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERISERV FINANCIAL, INC.                                                                   Agenda Number:  935152001
--------------------------------------------------------------------------------------------------------------------------
        Security:  03074A102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  ASRV
            ISIN:  US03074A1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Allan R. Dennison                                         Mgmt          No vote
       Sara A. Sargent                                           Mgmt          No vote

2.     Ratification of the appointment of S.R.                   Mgmt          No vote
       Snodgrass PC as our independent registered
       public accounting firm to audit our books
       and financial records for the fiscal year
       ending December 2020.

3.     An advisory vote to approve the                           Mgmt          No vote
       compensation of the named executive
       officers of AmeriServ Financial, Inc.




--------------------------------------------------------------------------------------------------------------------------
 ARROW FINANCIAL CORPORATION                                                                 Agenda Number:  935154889
--------------------------------------------------------------------------------------------------------------------------
        Security:  042744102
    Meeting Type:  Annual
    Meeting Date:  06-May-2020
          Ticker:  AROW
            ISIN:  US0427441029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark L. Behan                                             Mgmt          No vote
       Elizabeth A. Miller                                       Mgmt          No vote
       William L. Owens                                          Mgmt          No vote
       Richard J. Reisman                                        Mgmt          No vote

2.     Advisory approval of our 2019 executive                   Mgmt          No vote
       compensation ("Say on Pay").

3.     Approval of the Arrow Financial Corporation               Mgmt          No vote
       2020 Directors' Stock Plan to succeed and
       replace the existing similar plan.

4.     Ratification of the selection of KPMG LLP                 Mgmt          No vote
       as our independent auditor for 2020.




--------------------------------------------------------------------------------------------------------------------------
 ATLANTIC CAPITAL BANCSHARES, INC.                                                           Agenda Number:  935185911
--------------------------------------------------------------------------------------------------------------------------
        Security:  048269203
    Meeting Type:  Annual
    Meeting Date:  21-May-2020
          Ticker:  ACBI
            ISIN:  US0482692037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter M. Deriso, Jr.                                     Mgmt          No vote
       Shantella E. Cooper                                       Mgmt          No vote
       Henchy R. Enden                                           Mgmt          No vote
       James H. Graves                                           Mgmt          No vote
       Douglas J. Hertz                                          Mgmt          No vote
       Thomas M. Holder                                          Mgmt          No vote
       Lizanne Thomas                                            Mgmt          No vote
       Douglas L. Williams                                       Mgmt          No vote
       Marietta Edmunds Zakas                                    Mgmt          No vote

2.     Ratification of Ernst & Young LLP as our                  Mgmt          No vote
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2020




--------------------------------------------------------------------------------------------------------------------------
 CENTRAL VALLEY COMMUNITY BANCORP                                                            Agenda Number:  935173106
--------------------------------------------------------------------------------------------------------------------------
        Security:  155685100
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  CVCY
            ISIN:  US1556851004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Daniel N. Cunningham                                      Mgmt          No vote
       Daniel J. Doyle                                           Mgmt          No vote
       F.T. "Tommy" Elliott IV                                   Mgmt          No vote
       Robert J. Flautt                                          Mgmt          No vote
       James M. Ford                                             Mgmt          No vote
       Gary D. Gall                                              Mgmt          No vote
       Steven D. McDonald                                        Mgmt          No vote
       Louis McMurray                                            Mgmt          No vote
       Karen Musson                                              Mgmt          No vote
       Dorothea D. Silva                                         Mgmt          No vote
       William S. Smittcamp                                      Mgmt          No vote

2.     To approve the proposal to ratify the                     Mgmt          No vote
       appointment of Crowe, LLP as the
       independent registered public accounting
       firm for the Company's 2020 fiscal year.

3.     To adopt a non-binding advisory resolution                Mgmt          No vote
       approving executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 CHEMUNG FINANCIAL CORPORATION                                                               Agenda Number:  935172344
--------------------------------------------------------------------------------------------------------------------------
        Security:  164024101
    Meeting Type:  Annual
    Meeting Date:  13-May-2020
          Ticker:  CHMG
            ISIN:  US1640241014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       S.M. Lounsberry III*                                      Mgmt          No vote
       Anders M. Tomson*                                         Mgmt          No vote
       G. Thomas Tranter Jr.*                                    Mgmt          No vote
       Larry H. Becker#                                          Mgmt          No vote

2.     To approve, on a non-binding, advisory                    Mgmt          No vote
       basis, the compensation of the Named
       Executive Officers of the Company
       ("Say-on-Pay").

3.     To ratify the appointment of Crowe LLP as                 Mgmt          No vote
       the Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 CODORUS VALLEY BANCORP, INC.                                                                Agenda Number:  935174069
--------------------------------------------------------------------------------------------------------------------------
        Security:  192025104
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  CVLY
            ISIN:  US1920251048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Sarah M. Brown                                            Mgmt          No vote
       John W. Giambalvo, Esq.                                   Mgmt          No vote
       MacGregor S. Jones                                        Mgmt          No vote
       Larry J. Miller                                           Mgmt          No vote

2.     Approve an advisory, non-binding resolution               Mgmt          No vote
       regarding executive compensation.

3.     Ratify the appointment of Crowe LLP as                    Mgmt          No vote
       Codorus Valley Bancorp, Inc.'s Independent
       Registered Public Accounting Firm for the
       fiscal year ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 COMMUNITY WEST BANCSHARES                                                                   Agenda Number:  935182838
--------------------------------------------------------------------------------------------------------------------------
        Security:  204157101
    Meeting Type:  Annual
    Meeting Date:  28-May-2020
          Ticker:  CWBC
            ISIN:  US2041571017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert H. Bartlein                                        Mgmt          No vote
       Jean W. Blois                                             Mgmt          No vote
       Dana L. Boutain                                           Mgmt          No vote
       Tom L. Dobyns                                             Mgmt          No vote
       John D. Illgen                                            Mgmt          No vote
       James W. Lokey                                            Mgmt          No vote
       Shereef Moharram                                          Mgmt          No vote
       William R. Peeples                                        Mgmt          No vote
       Martin E. Plourd                                          Mgmt          No vote
       Kirk B. Stovesand                                         Mgmt          No vote

2.     Approval of the 2020 Omnibus Equity                       Mgmt          No vote
       Incentive Plan: To approve the Community
       West Bancshares 2020 Omnibus Equity
       Incentive Plan covering 500,000 shares of
       the Company's Common Stock, as more fully
       described in the Company's 2020 Proxy
       Statement.

3.     Ratification of the Selection of RSM as the               Mgmt          No vote
       Company's Independent Auditors: To ratify
       the selection of RSM as the Company's
       independent auditors for the fiscal year
       ending December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 EAGLE BANCORP MONTANA, INC.                                                                 Agenda Number:  935154093
--------------------------------------------------------------------------------------------------------------------------
        Security:  26942G100
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2020
          Ticker:  EBMT
            ISIN:  US26942G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Tanya J. Chemodurow                                       Mgmt          No vote
       Corey Jensen                                              Mgmt          No vote
       Cynthia A. Utterback                                      Mgmt          No vote

2.     Ratification of the appointment of Moss                   Mgmt          No vote
       Adams LLP as Eagle Bancorp Montana, Inc.'s
       independent auditors for fiscal year ending
       December 31, 2020.

3.     Approval of Amendment No. 3 to the 2011                   Mgmt          No vote
       Stock Incentive Plan for Directors,
       Officers and Employees.

4.     Advisory vote on named executive officer                  Mgmt          No vote
       compensation as disclosed in the proxy
       statement.

5.     Approval of the 2020 Non-Employee Director                Mgmt          No vote
       Award Plan.




--------------------------------------------------------------------------------------------------------------------------
 ESSA BANCORP, INC.                                                                          Agenda Number:  935126640
--------------------------------------------------------------------------------------------------------------------------
        Security:  29667D104
    Meeting Type:  Annual
    Meeting Date:  27-Feb-2020
          Ticker:  ESSA
            ISIN:  US29667D1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Daniel J. Henning                                         Mgmt          No vote
       Elizabeth B. Weekes                                       Mgmt          No vote

2.     The ratification of the appointment of S.R.               Mgmt          No vote
       Snodgrass, P.C. as the Company's
       independent registered public accountants
       for the fiscal year ending September 30,
       2020.

3.     The consideration of an advisory,                         Mgmt          No vote
       non-binding resolution with respect to the
       executive compensation described in the
       Proxy Statement; and to transact such other
       business as may properly come before the
       Annual Meeting, and any adjournment or
       postponement thereof.




--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL INSTITUTIONS, INC.                                                                Agenda Number:  935196546
--------------------------------------------------------------------------------------------------------------------------
        Security:  317585404
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2020
          Ticker:  FISI
            ISIN:  US3175854047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Donald K. Boswell                                         Mgmt          No vote
       Andrew W. Dorn, Jr.                                       Mgmt          No vote
       Robert M. Glaser                                          Mgmt          No vote
       Susan R. Holliday                                         Mgmt          No vote

2.     Advisory Vote to Approve Compensation of                  Mgmt          No vote
       Our Named Executive Officers.

3.     Ratification of Appointment of Independent                Mgmt          No vote
       Registered Accounting Firm.




--------------------------------------------------------------------------------------------------------------------------
 FIRST BANK                                                                                  Agenda Number:  935073180
--------------------------------------------------------------------------------------------------------------------------
        Security:  31931U102
    Meeting Type:  Special
    Meeting Date:  18-Sep-2019
          Ticker:  FRBA
            ISIN:  US31931U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an Agreement and Plan of Merger                Mgmt          Against                        Against
       dated as of March 19, 2019, by and between
       Grand Bank, N.A. with and into First Bank
       (the "bank merger proposal").

2.     To adjourn the Annual Meeting, if necessary               Mgmt          Against                        Against
       or appropriate, to solicit additional
       proxies in favor of the bank merger
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 FIRST BANK                                                                                  Agenda Number:  935182167
--------------------------------------------------------------------------------------------------------------------------
        Security:  31931U102
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2020
          Ticker:  FRBA
            ISIN:  US31931U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Patrick M. Ryan                                           Mgmt          No vote
       Leslie E. Goodman                                         Mgmt          No vote
       Patrick L. Ryan                                           Mgmt          No vote
       Elbert G. Basolis, Jr.                                    Mgmt          No vote
       Douglas C. Borden                                         Mgmt          No vote
       Christopher B. Chandor                                    Mgmt          No vote
       Patricia A. Costante                                      Mgmt          No vote
       Scott R. Gamble                                           Mgmt          No vote
       Deborah Paige Hanson                                      Mgmt          No vote
       Gary S. Hofing                                            Mgmt          No vote
       Glenn M. Josephs                                          Mgmt          No vote
       Peter Pantages                                            Mgmt          No vote
       Michael E. Salz                                           Mgmt          No vote
       John E. Strydesky                                         Mgmt          No vote

2.     To approve a non-binding advisory                         Mgmt          No vote
       resolution approving the compensation of
       our named executive officers.

3.     To ratify the appointment of RSM US LLP as                Mgmt          No vote
       our independent registered public
       accountants for the fiscal year ending
       December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 GERMAN AMERICAN BANCORP, INC.                                                               Agenda Number:  935195190
--------------------------------------------------------------------------------------------------------------------------
        Security:  373865104
    Meeting Type:  Annual
    Meeting Date:  21-May-2020
          Ticker:  GABC
            ISIN:  US3738651047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Chris A Ramsey                                            Mgmt          No vote
       M Darren Root                                             Mgmt          No vote
       Mark A Schroeder                                          Mgmt          No vote
       Jack W Sheidler                                           Mgmt          No vote

2.     To approve the Amended and Restated                       Mgmt          No vote
       Articles of Incorporation of German
       American Bancorp, Inc., providing
       shareholders the right to amend the Bylaws
       of German American Bancorp, Inc.

3.     To approve and adopt the German American                  Mgmt          No vote
       Bancorp, Inc. Amended and Restated 2019
       Employee Stock Purchase Plan, amending
       certain of its terms

4.     To approve, on an advisory basis, the                     Mgmt          No vote
       compensation of our Executive Officers who
       are named in the compensation disclosures
       in the accompanying Proxy Statement

5.     To approve, on an advisory basis, the                     Mgmt          No vote
       appointment of Crowe LLP as our independent
       registered public accounting firm for our
       fiscal year ending December 31, 2020




--------------------------------------------------------------------------------------------------------------------------
 GREENE COUNTY BANCORP, INC.                                                                 Agenda Number:  935081935
--------------------------------------------------------------------------------------------------------------------------
        Security:  394357107
    Meeting Type:  Annual
    Meeting Date:  02-Nov-2019
          Ticker:  GCBC
            ISIN:  US3943571071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Donald E. Gibson                                          Mgmt          No vote
       David H. Jenkins, DVM                                     Mgmt          No vote
       Paul E. Slutzky                                           Mgmt          No vote

2.     The ratification of the appointment of                    Mgmt          No vote
       Bonadio & Co, LLP as the independent
       registered public accounting firm for the
       Company for the fiscal year ending June 30,
       2020.

3.     To consider and approve a non-binding                     Mgmt          No vote
       advisory resolution regarding the
       compensation of the Company's named
       executive officers.

4      To consider and act upon an advisory                      Mgmt          No vote
       resolution on the frequency at which the
       Company should include an advisory vote
       regarding the compensation of the Company's
       named executive officers in its proxy
       statement for shareholder's consideration.




--------------------------------------------------------------------------------------------------------------------------
 HINGHAM INSTITUTION FOR SAVINGS                                                             Agenda Number:  935146111
--------------------------------------------------------------------------------------------------------------------------
        Security:  433323102
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  HIFS
            ISIN:  US4333231029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Brian T. Kenner, Esq.                                     Mgmt          No vote
       Stacey M. Page                                            Mgmt          No vote
       Geoffrey C Wilkinson Sr                                   Mgmt          No vote
       Robert H Gaughen Jr Esq                                   Mgmt          No vote
       Patrick R. Gaughen                                        Mgmt          No vote

2.     To elect Jacqueline M. Youngworth as the                  Mgmt          No vote
       Clerk of the Bank, to hold office until the
       2021 Annual Meeting of Stockholders, and
       until her successor is duly elected and
       qualified.

3.     To approve, by advisory vote, the Bank's                  Mgmt          No vote
       named executive officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 SANDY SPRING BANCORP, INC.                                                                  Agenda Number:  935121640
--------------------------------------------------------------------------------------------------------------------------
        Security:  800363103
    Meeting Type:  Special
    Meeting Date:  11-Feb-2020
          Ticker:  SASR
            ISIN:  US8003631038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the issuance of shares of Sandy               Mgmt          No vote
       Spring Bancorp, Inc. common stock in
       connection with the merger of Revere Bank
       with and into Sandy Spring Bank.

2.     Approval of the adjournment of the Sandy                  Mgmt          No vote
       Spring Bancorp, Inc. special meeting, if
       necessary or appropriate, to solicit
       additional proxies in favor of the Sandy
       Spring Bancorp, Inc. share issuance
       proposal.




--------------------------------------------------------------------------------------------------------------------------
 SUMMIT FINANCIAL GROUP, INC.                                                                Agenda Number:  935186141
--------------------------------------------------------------------------------------------------------------------------
        Security:  86606G101
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  SMMF
            ISIN:  US86606G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald B. Spencer*                                        Mgmt          No vote
       Ronald L. Bowling#                                        Mgmt          No vote
       J. Scott Bridgeforth#                                     Mgmt          No vote
       Georgette R. George#                                      Mgmt          No vote
       John B. Gianola#                                          Mgmt          No vote
       John H. Shott#                                            Mgmt          No vote

2.     To ratify the selection of Yount, Hyde &                  Mgmt          No vote
       Barbour, P.C. as Summit's independent
       registered public accounting firm for the
       year ended December 31, 2020.




--------------------------------------------------------------------------------------------------------------------------
 THE COMMUNITY FINANCIAL CORPORATION                                                         Agenda Number:  935169210
--------------------------------------------------------------------------------------------------------------------------
        Security:  20368X101
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  TCFC
            ISIN:  US20368X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kimberly C. B. Tonic                                      Mgmt          No vote
       M. Arshed Javaid                                          Mgmt          No vote
       Kathryn M. Zabriskie                                      Mgmt          No vote
       Rebecca M. McDonald                                       Mgmt          No vote

2.     The ratification of the appointment of                    Mgmt          No vote
       Dixon Hughes Goodman LLP as the independent
       registered public accounting firm for the
       fiscal year ending December 31, 2020.

3.     The approval of a non-binding resolution of               Mgmt          No vote
       the compensation of the named executive
       officers.



Angel Oak High Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak Multi-Strategy Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak UltraShort Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Funds Trust
By (Signature)       /s/ Dory S Black
Name                 Dory S Black
Title                Principal Executive Officer
Date                 08/25/2020